Related party transactions - Compensation for key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Salaries and fees	$ 1,457,000	$ 484,000	$ 415,000
Cash bonus	4,500,000	0	0
LTIP granted	1,850,000	0	0
Company contribution to 401(k) plan	11,400	0	0
Accrued but not yet paid	$ 2,132,000	$ 15,656,000	$ 0